United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-08527

             AllianceBernstein International Premier Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: November 30, 2003

                    Date of reporting period: May 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
INTERNATIONAL LARGE-CAP
--------------------------------------------------------------------------------


AllianceBernstein International Premier Growth Fund


Semi-Annual Report
May 31, 2003


[GRAPHIC OMITTED]


AllianceBernstein [LOGO](SM)
Investment Research and Management

Investment Products Offered
-------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

July 9, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein International Premier Growth Fund (the "Fund") for the semi-annual reporting period ended May 31, 2003.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of carefully selected, international companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective.

Investment Results

The following table provides the performance results for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, for the six- and 12-month periods ended May 31, 2003. The MSCI EAFE Growth Index is also included since the Fund generally holds stocks that are categorized as growth stocks as opposed to value stocks.


INVESTMENT RESULTS*
Periods Ended May 31, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
International Premier
Growth Fund
   Class A                      -1.92%           -14.95%
------------------------------------------------------------
   Class B                      -2.27%           -15.55%
------------------------------------------------------------
   Class C                      -2.13%           -15.42%
------------------------------------------------------------
MSCI EAFE Index                  3.60%           -11.94%
------------------------------------------------------------
MSCI EAFE Growth Index           3.03%           -11.57%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 2.50% for Class A, 3.20% for Class B, 3.20% for Class C and 2.20% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 1


performance would have been lower than that shown above. Past performance is no guarantee of future results.

The unmanaged MSCI EAFE Index is a market capitalization-weighted index that measures stock market performance in 21 countries within Europe, Australasia and the Far East. The unmanaged MSCI EAFE Growth Index is a market capitalization-weighted index that measures stock performance in 21 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation. An investor cannot invest directly in an index, and its results are not indicative of any specific investment including AllianceBernstein International Premier Growth Fund.

Additional investment results appear on page 4.

During the six-month period ended May 31, 2003, the Fund underperformed its benchmark, the MSCI EAFE Index. The largest contributor to underperformance was Infosys Technologies, Ltd., which had to reduce forecasts as pricing in the software/outsourcing business came under greater-than-expected pressure. Secondarily, the quality growth stocks that characterize the Fund did not benefit from the stabilization of the market to the same extent that the third and fourth tier companies did. Beginning in October, corporate credit spreads began to come in, and that, combined with the quick resolution to the Iraqi conflict, gave the market confidence about the state of the economy. This turn in perceptions led those lower tier companies, which the Fund did not own and which had been severely beaten down, to outperform in an improving climate.

For the 12-month period ended May 31, 2003, the Fund also lagged its benchmark, as the result of the same forces in world markets. Compelling valuations were to be found during the autumn as rhetoric surrounding the Middle East dominated headlines. The resulting lift benefitted lower quality stocks the most, as balance sheet concerns begin to evaporate for many troubled companies.

Market Review and Investment Strategy

The past 12 months have been a difficult period for international equities. Geopolitical uncertainty, rising oil prices, anemic economic growth across most of the world's economies and a dismal outlook for corporate earnings created a poor climate for equities. Moreover, just as investor confidence began to improve following the quick end to the Iraqi conflict, the emergence of the SARS epidemic in Asia (the only region experiencing strong economic growth) once again tempered the prospects for a sustained recovery in corporate earnings. As a result, most stock markets around the world posted negative returns, and growth stocks in particular underperformed the market averages.

In this uncertain investment climate, the Fund maintained a balance between both economically sensitive and non-economically sensitive stocks. The Fund continued to have an overweight position in technology, focused on those individual companies that had specific product or market opportunities to exploit without reliance on a quick economic rebound. The Fund balanced this with an overweight position among those health care companies affording relatively good earnings visibility.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


PORTFOLIO SUMMARY
May 31, 2003 (unaudited)


INCEPTION DATES
Class A Shares
3/3/98
Class B Shares
3/3/98
Class C Shares
3/3/98


PORTFOLIO STATISTICS
Net Assets ($mil): $97.8
Average Market Capitalization ($mil): $22,264


COUNTRY BREAKDOWN
    23.9%  United Kingdom
    22.1%  Japan
    19.8%  France
     7.4%  Germany
     6.2%  Switzerland                        [PIE CHART OMITTED]
     3.9%  Ireland
     2.6%  Italy
     2.5%  Finland
     2.2%  Netherlands
     7.1%  Other

     2.3%  Short-Term


SECTOR BREAKDOWN
    18.6%  Technology
    17.9%  Finance
    14.4%  Health Care
    13.5%  Consumer Services
    10.8%  Consumer Staples                   [PIE CHART OMITTED]
     7.7%  Capital Goods
     6.2%  Consumer Manufacturing
     4.7%  Energy
     2.3%  Basic Industry
     1.6%  Utilities

     2.3%  Short-Term


All data as of May 31, 2003. The Fund's country and sector breakdowns are expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 2% weightings in South Korea, Israel, Hong Kong, Sweden, Taiwan, India and Mexico.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 3


INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2003

Class A Shares
                                 Without Sales Charge       With Sales Charge
-------------------------------------------------------------------------------
                 1 Year                -14.95%                   -18.52%
                5 Years                 -6.44%                    -7.25%
        Since Inception*                -5.55%                    -6.32%

Class B Shares
                                 Without Sales Charge       With Sales Charge
-------------------------------------------------------------------------------
                 1 Year                -15.55%                   -18.92%
                5 Years                 -7.13%                    -7.13%
        Since Inception*                -6.23%                    -6.23%

Class C Shares
                                 Without Sales Charge       With Sales Charge
-------------------------------------------------------------------------------
                 1 Year                -15.42%                   -16.27%
                5 Years                 -7.08%                    -7.08%
        Since Inception*                -6.20%                    -6.20%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                 Class A          Class B           Class C
-------------------------------------------------------------------------------
                 1 Year          -13.49%          -13.81%           -11.23%
                5 Years           -6.66%           -6.54%            -6.54%
        Since Inception*          -5.88%           -5.81%            -5.81%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest primarily in U.S. issues. Because the Fund will invest in foreign currency denominated securities, these fluctuations may be magnified by changes in foreign exchange rates.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception date: 3/3/98


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


TEN LARGEST HOLDINGS
May 31, 2003 (unaudited)

                                                                    Percent of
Company                                           U.S. $ Value      Net Assets
_______________________________________________________________________________

Vodafone Group Plc.                               $  5,657,764             5.8%
-------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc.                    3,895,550             4.0
-------------------------------------------------------------------------------
Canon, Inc.                                          3,515,086             3.6
-------------------------------------------------------------------------------
Sanofi-Synthelabo, SA                                3,076,040             3.1
-------------------------------------------------------------------------------
L'Oreal, SA                                          3,034,651             3.1
-------------------------------------------------------------------------------
British Sky Broadcasting Group Plc.                  2,652,414             2.7
-------------------------------------------------------------------------------
ENI SpA                                              2,623,341             2.7
-------------------------------------------------------------------------------
Reckitt Benckiser Plc.                               2,565,599             2.6
-------------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.                     2,543,516             2.6
-------------------------------------------------------------------------------
Swiss Reinsurance Co.                                2,500,522             2.6
-------------------------------------------------------------------------------
                                                  $ 32,064,483            32.8%


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 5


PORTFOLIO OF INVESTMENTS
May 31, 2003 (unaudited)

Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-99.1%

Finland-2.5%
Nokia AB OYJ Corp. Series A                             135,000   $  2,430,370
                                                                  ------------
France-20.1%
Alcatel, SA(a)                                          112,400      1,030,270
BNP Paribas, SA                                          48,500      2,402,543
Carrefour, SA                                            25,800      1,155,713
France Telecom, SA                                       65,700      1,624,197
L'Oreal, SA                                              41,800      3,034,651
LVMH Moet Hennessy Louis Vuitton, SA                     34,900      1,791,259
Sanofi-Synthelabo, SA                                    48,100      3,076,040
Schneider Electric, SA                                   37,900      1,733,409
STMicroelectronics NV                                    37,200        842,599
TFI-TV Francaise                                         29,300        866,723
Total, SA                                                14,000      2,050,901
                                                                  ------------
                                                                    19,608,305
                                                                  ------------
Germany-7.5%
Adidas-Salomon AG                                         5,500        486,015
Altana AG                                                26,800      1,658,700
Bayerische Motoren Werke AG                              45,798      1,562,758
Infineon Technologies AG(a)                              41,800        367,404
Porsche AG pfd.                                           2,900      1,105,580
SAP AG                                                   14,400      1,613,893
Schering AG                                              11,100        587,737
                                                                  ------------
                                                                     7,382,087
                                                                  ------------
Hong Kong-1.2%
Johnson Electric Holdings, Ltd.                         865,500      1,015,474
Li & Fung, Ltd.                                         120,000        149,257
                                                                  ------------
                                                                     1,164,731
                                                                  ------------
India-0.8%
Infosys Technologies, Ltd.                               14,500        824,113
                                                                  ------------
Ireland-3.9%
Allied Irish Banks Plc.                                 134,464      2,011,602
CRH Plc.                                                118,481      1,847,191
                                                                  ------------
                                                                     3,858,793
                                                                  ------------
Israel-1.2%
Teva Pharmaceutical Industries, Ltd. (ADR)               23,400      1,186,123
                                                                  ------------
Italy-2.7%
ENI SpA                                                 162,500      2,623,341
                                                                  ------------


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
Japan-22.5%
Bridgestone Corp.                                        13,000   $    168,640
Canon, Inc.                                              84,000      3,515,086
Daikin Industries, Ltd.                                  37,000        628,614
Fujisawa Pharmaceutical Co., Ltd.                        50,000        908,064
Funai Electric Co., Ltd.                                 11,000      1,178,391
Honda Motor Co., Ltd.                                    34,700      1,251,680
Hoya Corp.                                               31,700      1,995,096
Keyence Corp.                                            12,500      2,201,113
Nomura Holdings, Inc.                                    88,000        894,840
Pioneer Corp.                                            12,000        252,082
Ricoh Co., Ltd.                                          96,000      1,430,138
Shin-Etsu Chemical Co., Ltd.                             74,700      2,288,170
Shionogi & Co., Ltd.                                     50,000        705,946
SMC Corp.                                                25,600      1,962,556
Takeda Chemical Industries, Ltd.                         64,800      2,543,516
Tokyo Electron, Ltd.                                        700         28,882
                                                                  ------------
                                                                    21,952,814
                                                                  ------------
Mexico-0.6%
America Movil, SA de CV Series L (ADR)                   31,700        578,842
                                                                  ------------
Netherlands-2.2%
Heineken NV                                              17,442        626,982
ING Groep NV                                             96,300      1,552,366
                                                                  ------------
                                                                     2,179,348
                                                                  ------------
South Korea-1.3%
Samsung Electronics Co., Ltd.                             4,700      1,259,553
                                                                  ------------
Sweden-1.1%
Sandvik AB                                               41,800      1,066,217
                                                                  ------------
Switzerland-6.3%
Credit Suisse Group                                      58,600      1,584,149
Novartis AG                                              52,100      2,042,627
Swiss Reinsurance Co.                                    38,900      2,500,522
                                                                  ------------
                                                                     6,127,298
                                                                  ------------
Taiwan-0.9%
Taiwan Semiconductor Manufacturing
   Co., Ltd.(a)                                         597,620        922,732
                                                                  ------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 7


                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                   (000)   U.S. $ Value
-------------------------------------------------------------------------------
United Kingdom-24.3%
AstraZeneca Plc.                                         18,600   $    754,180
Aviva Plc.                                               93,327        680,938
British Sky Broadcasting Group Plc.(a)                  244,000      2,652,414
Capita Group Plc.                                       510,600      1,959,001
Pearson Plc.                                            107,600      1,005,599
Reckitt Benckiser Plc.                                  131,604      2,565,599
Royal Bank of Scotland Group Plc.                       149,900      3,895,550
Smith & Nephew Plc.                                     127,768        775,107
Standard Chartered Plc.                                 188,978      2,263,442
Tesco Plc.                                              449,344      1,504,800
Vodafone Group Plc.                                   2,604,300      5,657,764
                                                                  ------------
                                                                    23,714,394
                                                                  ------------
Total Common & Preferred Stocks
   (cost $89,920,629)                                               96,879,061
                                                                  ------------
SHORT-TERM INVESTMENT-2.4%
Time Deposit-2.4%
ING Bank
   1.36%, 6/02/03
   (cost $2,300,000)                                    $ 2,300      2,300,000
                                                                  ------------
Total Investments-101.5%
   (cost $92,220,629)                                               99,179,061
Other assets less liabilities-(1.5%)                                (1,423,739)
                                                                  ------------
Net Assets-100%                                                   $ 97,755,322
                                                                  ============


(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     See notes to financial statements.


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


STATEMENT OF ASSETS & LIABILITIES
May 31, 2003 (unaudited)

ASSETS
Investments in securities, at value (cost $92,220,629)           $  99,179,061
Cash                                                                    59,735
Foreign cash, at value (cost $796,705)                                 793,315
Receivable for investment securities sold                            4,066,781
Dividends and Interest receivable                                      247,318
                                                                 -------------
Total assets                                                       104,346,210
                                                                 -------------
LIABILITIES
Payable for investment securities purchased                          5,261,836
Payable for capital stock redeemed                                     902,103
Distribution fee payable                                                57,944
Advisory fee payable                                                    29,432
Accrued expenses and other liabilities                                 339,573
                                                                 -------------
Total liabilities                                                    6,590,888
                                                                 -------------
Net Assets                                                       $  97,755,322
                                                                 =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                            $      13,923
Additional paid-in capital                                         231,103,772
Accumulated net investment loss                                       (491,870)
Accumulated net realized loss on investment
  and foreign currency transactions                               (139,838,329)
Net unrealized appreciation of investments
  and foreign currency denominated assets and liabilities            6,967,826
                                                                 -------------
                                                                 $  97,755,322
                                                                 =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($23,646,512/3,295,981 shares of capital stock
  issued and outstanding)                                                $7.17
Sales charge-4.25% of public offering price                                .32
                                                                         -----
Maximum offering price                                                   $7.49
                                                                         =====
Class B Shares
Net asset value and offering price per share
  ($45,086,561/6,529,766 shares of capital stock
  issued and outstanding)                                                $6.90
                                                                         =====
Class C Shares
Net asset value and offering price per share
  ($15,006,022/2,172,953 shares of capital stock
  issued and outstanding)                                                $6.91
                                                                         =====
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($14,016,227/1,923,803 shares of capital stock
  issued and outstanding)                                                $7.29
                                                                         =====


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 9


STATEMENT OF OPERATIONS
Six Months Ended May 31, 2003 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld
  of $110,479)                                     $   889,573
Interest                                                 5,339     $   894,912
                                                   -----------
EXPENSES
Advisory fee                                           476,471
Distribution fee--Class A                               34,966
Distribution fee--Class B                              226,752
Distribution fee--Class C                               76,828
Transfer agency                                        397,000
Custodian                                              144,119
Printing                                                97,885
Administrative                                          66,500
Audit and legal                                         59,645
Registration                                            40,303
Amortization of organization expenses                   13,062
Directors' fees                                          9,359
Miscellaneous                                            3,234
                                                   -----------
Total expenses                                       1,646,124
Less: expenses waived and reimbursed by
  the Adviser (see Note B)                            (259,200)
Less: expense offset arrangement
  (see Note B)                                            (142)
                                                   -----------
Net expenses                                                         1,386,782
                                                                   -----------
Net investment loss                                                   (491,870)
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                                           (7,447,461)
  Foreign currency transactions                                         55,848
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                        5,268,257
  Foreign currency denominated
    assets and liabilities                                                (857)
                                                                   -----------
Net loss on investment and foreign
  currency transactions                                             (2,124,213)
                                                                   -----------
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                                  $(2,616,083)
                                                                   ===========


See notes to financial statements.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                Six Months Ended    Year Ended
                                                  May 31, 2003     November 30,
                                                   (unaudited)         2002
                                                 --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss                               $   (491,870)   $ (2,181,378)
Net realized loss on investment and
  foreign currency transactions                     (7,391,613)    (16,304,455)
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities                 5,267,400         865,341
                                                  ------------    ------------
Net decrease in net assets
  from operations                                   (2,616,083)    (17,620,492)

CAPITAL STOCK TRANSACTIONS
Net decrease                                        (9,207,589)    (36,814,553)
                                                  ------------    ------------
Total decrease                                     (11,823,672)    (54,435,045)

NET ASSETS
Beginning of period                                109,578,994     164,014,039
                                                  ------------    ------------
End of period                                     $ 97,755,322    $109,578,994
                                                  ============    ============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 11


NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (unaudited)

NOTE A
Significant Accounting Policies

AllianceBernstein International Premier Growth Fund, Inc. (the "Fund"), formerly Alliance International Premier Growth Fund, Inc. was incorporated as a Maryland Corporation on November 24, 1997 and is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available on request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Organization Expenses

Organization expenses of approximately $273,100 have been deferred and have been fully amortized on a straight-line basis through February, 2003.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies,


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 13


currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 2.50%,


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


3.20%, 3.20% and 2.20% of the average daily net assets for Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended May 31, 2003, such waivers and reimbursement amounted to $259,200. Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended May 31, 2003, such fees amounted to $66,500.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $242,859 for the six months ended May 31, 2003.

For the six months ended May 31, 2003, the Fund's expenses were reduced by $142 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly AllianceFund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $954 from the sales of Class A shares and $610, $66,043 and $1,267 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2003.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2003, amounted to $141,983, of which $10,698 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $5,788,602 and $1,165,511 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the cur-


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 15


rent fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2003, were as follows:

                                                   Purchases         Sales
                                                 --------------  --------------
Investment securities                             $ 32,804,826    $ 43,496,300
U.S. government securities                                  -0-             -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $ 11,242,654
Gross unrealized depreciation                                       (4,284,222)
                                                                  ------------
Net unrealized appreciation                                       $  6,958,432
                                                                  ============

Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the US dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


NOTE E
Distributable Earnings

As of November 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                          $ (127,284,059)(a)
Unrealized appreciation/(depreciation)                            (3,462,231)(b)
                                                              --------------
Total accumulated earnings/(deficit)                          $ (130,746,290)
                                                              ==============

(a) On November 30, 2002, the Fund had a net capital loss carryforward of $127,284,059, of which $10,327,674 expires in the year 2008, $97,068,324 expires in the year 2009 and $19,888,061 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F
Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               Shares                        Amount
                    ---------------------------  -----------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2003   November 30,  May 31, 2003    November 30,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  -------------
CLASS A
Shares sold            4,137,824    10,518,407    $ 27,676,000    $ 79,941,057
------------------------------------------------------------------------------
Shares converted
  from Class B            40,492        68,806         272,670         535,221
------------------------------------------------------------------------------
Shares redeemed       (4,638,834)  (11,683,623)    (31,220,869)    (89,842,194)
------------------------------------------------------------------------------
Net decrease            (460,518)   (1,096,410)   $ (3,272,199)   $ (9,365,916)
==============================================================================

CLASS B
Shares sold              303,768     1,158,848    $  1,963,178    $  8,813,230
------------------------------------------------------------------------------
Shares converted
  to Class A             (42,025)      (70,983)       (272,670)       (535,221)
------------------------------------------------------------------------------
Shares redeemed       (1,207,404)   (3,504,325)     (7,777,123)    (26,414,345)
------------------------------------------------------------------------------
Net decrease            (945,661)   (2,416,460)   $ (6,086,615)   $(18,136,336)
==============================================================================

CLASS C
Shares sold            3,476,948     4,692,416    $ 22,407,478    $ 34,153,384
------------------------------------------------------------------------------
Shares redeemed       (3,845,562)   (5,718,232)    (24,909,862)    (42,408,853)
------------------------------------------------------------------------------
Net decrease            (368,614)   (1,025,816)   $ (2,502,384)   $ (8,255,469)
==============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 17


                               Shares                        Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2003   November 30,  May 31, 2003    November 30,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  --------------
ADVISOR CLASS
Shares sold              625,400       287,576    $  4,299,818    $  2,235,289
------------------------------------------------------------------------------
Shares redeemed         (245,672)     (415,695)     (1,646,209)     (3,292,121)
------------------------------------------------------------------------------
Net increase
  (decrease)             379,728      (128,119)   $  2,653,609    $ (1,056,832)
==============================================================================

NOTE G
Concentration of Risk

Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE H
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2003.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Class A
                                            ----------------------------------------------------------------------------
                                             Six Months
                                               Ended                                                           March 3,
                                               May 31,                Year Ended November 30,                 1998(a) to
                                                2003     --------------------------------------------------   November 30,
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $7.31        $8.36       $10.50       $13.22        $9.63       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(b)                          (.02)(c)     (.09)        (.10)        (.14)        (.15)(c)     (.08)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  (.12)        (.96)       (2.04)       (2.14)        3.74         (.29)
Net increase (decrease)
  in net asset value from
  operations                                    (.14)       (1.05)       (2.14)       (2.28)        3.59         (.37)

LESS: DISTRIBUTIONS
Distributions from
  net realized gain on
  investment and foreign
  currency transactions                           -0-          -0-          -0-        (.44)          -0-          -0-
Total distributions                               -0-          -0-          -0-        (.44)          -0-          -0-
Net asset value, end of period                 $7.17        $7.31        $8.36       $10.50       $13.22        $9.63

TOTAL RETURN
Total investment return based
  on net asset value(d)                        (1.92)%     (12.56)%     (20.38)%     (17.88)%      37.28%       (3.70)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $23,646      $27,456      $40,555      $60,330      $12,851       $7,255
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.50%(e)     2.47%        2.17%        1.95%        2.51%(f)     2.50%(e)
  Expenses, before waivers/
    reimbursements                              2.99%(e)     2.47%        2.17%        1.95%        3.26%        5.19%(e)
  Net investment loss                          (0.63)%(c)(e)(1.17)%      (1.06)%      (1.07)%      (1.34)%(c)    (.90)%(c)(e)
Portfolio turnover rate                           34%          75%         171%         111%         107%         151%



See footnote summary on page 23.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 19


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Class B
                                            ----------------------------------------------------------------------------
                                             Six Months
                                               Ended                                                           March 3,
                                               May 31,                Year Ended November 30,                 1998(a) to
                                                2003     --------------------------------------------------   November 30,
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $7.06        $8.12       $10.29       $13.05        $9.58       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(b)                          (.04)(c)     (.14)(c)     (.17)        (.23)        (.22)(c)     (.13)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  (.12)        (.92)       (2.00)       (2.09)        3.69         (.29)
Net increase (decrease)
  in net asset value from
  operations                                    (.16)       (1.06)       (2.17)       (2.32)        3.47         (.42)

LESS: DISTRIBUTIONS
Distributions from
  net realized gain on
  investment and foreign
  currency transactions                           -0-          -0-          -0-        (.44)          -0-          -0-
Total distributions                               -0-          -0-          -0-        (.44)          -0-          -0-
Net asset value, end of period                 $6.90        $7.06        $8.12       $10.29       $13.05        $9.58

TOTAL RETURN
Total investment return based
  on net asset value(d)                        (2.27)%     (13.05)%     (21.09)%     (18.44)%      36.22%       (4.20)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $45,087      $52,744      $80,353     $122,503      $28,678      $11,710
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              3.20%(e)     3.20%        2.92%        2.67%        3.21%(f)     3.20%(e)
  Expenses, before waivers/
    reimbursements                              3.79%(e)     3.25%        2.92%        2.67%        3.93%        6.14%(e)
  Net investment loss                          (1.33)%(c)(e)(1.88)%(c)   (1.84)%      (1.79)%      (2.07)%(c)   (1.41)%(c)(e)
Portfolio turnover rate                           34%          75%         171%         111%         107%         151%



See footnote summary on page 23.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             Class C
                                            ----------------------------------------------------------------------------
                                             Six Months
                                               Ended                                                           March 3,
                                               May 31,                Year Ended November 30,                 1998(a) to
                                                2003     --------------------------------------------------   November 30,
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $7.06        $8.13       $10.29       $13.05        $9.57       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(b)                          (.04)(c)     (.14)(c)     (.16)        (.23)        (.22)(c)     (.15)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  (.11)        (.93)       (2.00)       (2.09)        3.70         (.28)
Net increase (decrease)
  in net asset value from
  operations                                    (.15)       (1.07)       (2.16)       (2.32)        3.48         (.43)

LESS: DISTRIBUTIONS
Distributions from
  net realized gain on
  investment and foreign
  currency transactions                           -0-          -0-          -0-        (.44)          -0-          -0-
Total distributions                               -0-          -0-          -0-        (.44)          -0-          -0-
Net asset value, end of period                 $6.91        $7.06        $8.13       $10.29       $13.05        $9.57

TOTAL RETURN
Total investment return based
  on net asset value(d)                        (2.13)%     (13.16)%     (20.99)%     (18.44)%      36.36%       (4.30)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $15,006      $17,942      $28,990      $46,894       $9,235       $3,120
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              3.20%(e)     3.20%        2.88%        2.66%        3.21%(f)     3.20%(e)
  Expenses, before waivers/
    reimbursements                              3.73%(e)     3.20%        2.88%        2.66%        3.92%        6.00%(e)
  Net investment loss                          (1.33)%(c)(e)(1.90)%(c)   (1.80)%      (1.79)%      (2.06)%(c)   (1.69)%(c)(e)
Portfolio turnover rate                           34%          75%         171%         111%         107%         151%



See footnote summary on page 23.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 21



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Advisor Class
                                            ----------------------------------------------------------------------------
                                             Six Months
                                               Ended                                                           March 3,
                                               May 31,                Year Ended November 30,                 1998(a) to
                                                2003     --------------------------------------------------   November 30,
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $7.41        $8.44       $10.58       $13.27        $9.64       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss)(b)                                     (.01)(c)     (.07)        (.07)        (.09)        (.12)(c)      .01(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  (.11)        (.96)       (2.07)       (2.16)        3.75         (.37)
Net increase (decrease)
  in net asset value from
  operations                                    (.12)       (1.03)       (2.14)       (2.25)        3.63         (.36)

LESS: DISTRIBUTIONS
Distributions from
  net realized gain on
  investment and foreign
  currency transactions                           -0-          -0-          -0-        (.44)          -0-          -0-
Total distributions                               -0-          -0-          -0-        (.44)          -0-          -0-
Net asset value, end of period                 $7.29        $7.41        $8.44       $10.58       $13.27        $9.64

TOTAL RETURN
Total investment return based
  on net asset value(d)                        (1.62)%     (12.20)%     (20.23)%     (17.57)%      37.66%       (3.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $14,016      $11,437      $14,116      $18,800       $2,386       $1,386
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.20%(e)     2.18%        1.86%        1.61%        2.21%(f)     2.20%(e)
  Expenses, before waivers/
    reimbursements                              2.70%(e)     2.18%        1.86%        1.61%        2.96%        6.28%(e)
  Net investment
    income (loss)                               (.26)%(c)(e) (.85)%       (.78)%       (.68)%      (1.06)%(c)     .13%(c)(e)
Portfolio turnover rate                           34%          75%         171%         111%         107%         151%



See footnote summary on page 23.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the period shown below, the net expense ratios were as follows:

                             Year Ended
                          November 30, 1999
                        --------------------
 Class A                        2.50%
 Class B                        3.20%
 Class C                        3.20%
 Advisor Class                  2.20%


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 23


BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Bruce W. Calvert, Executive Vice President
Edward D. Baker, III, Vice President
Gurudutt M. Baliga, Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Thomas Kamp, Vice President
Daniel Nordby, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND


ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND o 25


AllianceBernstein International Premier Growth Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


IPGSR0503



ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Premier Growth Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 29, 2003